COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 27, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Lease Commitments
We have, in certain cases, divested brands or sold restaurants to franchisees and have not been released from lease guarantees or lease liability for the related restaurants. As of June 27, 2018 and June 28, 2017, we have outstanding lease guarantees or are secondarily liable for $58.2 million and $69.0 million, respectively. These amounts represent the maximum potential liability of future payments under the leases. These leases have been assigned to the buyers and expire at the end of the respective lease terms, which range from fiscal 2019 through fiscal 2027. In the event of default, the indemnity and default clauses in our assignment agreements govern our ability to pursue and recover damages incurred.
During fiscal 2018, Mac Acquisition LLC, the owner of Romano’s Macaroni Grill restaurants, filed for Chapter 11 bankruptcy protection. We have outstanding lease guarantees or are secondarily liable for certain of its closed properties. As of June 27, 2018 and June 28, 2017, balances of $1.4 million and $1.1 million, respectively, were recorded in Other accrued liabilities in our Consolidated Balance Sheets based on our analysis of the potential obligations and are inclusive of the fiscal 2018 activity detailed below. Based on information obtained from the bankruptcy proceedings pertaining to our obligation under the Romano’s Macaroni Grill leases and related lease guarantees, during the fiscal year ended June 27, 2018, total incremental charges based on additional leases rejected in the bankruptcy were $1.9 million. Please refer to Note 3 - Other Gains and Charges for more details. We paid $1.4 million during the fiscal year ended June 27, 2018 to settle the remaining obligations of six of these leases. We do not expect additional leases to be rejected in bankruptcy proceedings. We will continue to monitor leases for which we have outstanding guarantees or are secondarily liable to assess the likelihood of any incremental losses. We have not been informed by landlords of Mac Acquisition LLC of any lease defaults other than those detailed in the bankruptcy filings. No other liabilities related to this matter have been recorded as of June 27, 2018.
The Mac Acquisition LLC lease obligations are based on Level 3 fair value measurements based on an estimate of the obligation associated with the lease locations, stated rent and other factors such as ability and probability of the landlord to mitigate damages by leasing to new tenants. Please refer to Note 1 - Nature of Operations and Summary of Significant Accounting Policies for further details surrounding Level definitions.
Letters of Credit
We provide letters of credit to various insurers to collateralize obligations for outstanding claims. As of June 27, 2018, we had $32.3 million in undrawn standby letters of credit outstanding. All standby letters of credit are renewable within the next 10 to 12 months.
Cyber Security Incident
On May 12, 2018, we issued a public statement that malware had been discovered at certain Chili’s restaurants that resulted in unauthorized access or acquisition of customer payment card data. We have engaged third-party forensic firms and cooperated with law enforcement to investigate the matter. Based on the investigation of our third-party forensic experts, we believe most Company-owned Chili’s restaurants were impacted by the malware during time frames that vary by restaurant, but we believe in each case beginning no earlier than March 21, 2018 and ending no later than April 22, 2018.
We expect to incur significant investigation, legal and professional services expenses associated with the cyber security incident in future periods. We will recognize these expenses as services are received. Related to this incident, payment card companies and associations may request us to reimburse them for unauthorized card charges and costs to replace cards and may also impose fines or penalties in connection with the cyber security incident, and enforcement authorities may also impose fines or other remedies against us. While we do not acknowledge responsibility to pay any such amounts imposed, this may result in related settlement costs. We will record an estimate for losses at the time when it is both probable that a loss has been incurred and the amount of the loss is reasonably estimable. Cyber security incident expenses of $2.0 million have been recorded to Other gains and charges in the Consolidated Statements of Comprehensive Income for the fiscal year ended June 27, 2018, please see Note 3 - Other Gains and Charges for details. To limit our exposure to cyber security events, we maintain cyber liability insurance coverage. This coverage and certain other insurance coverage may reduce our exposure for this incident. We will pursue recoveries to the maximum extent available under the policies. Our cyber liability insurance policy maintains a $2.0 million retention that was fully accrued as of June 27, 2018.
The Company was named as a defendant in putative class action lawsuits in the United States District Court for the Middle District of Florida, the United States District Court for the District of Nevada, and two in the United States District Court for the Central District of California, filed on May 24, 2018, May 30, 2018, June 14, 2018, and June 28, 2018, respectively (collectively, the “Litigation”) relating to the cyber security incident described above. In the Litigation, plaintiffs assert various claims stemming from the cyber security incident at the Company’s Chili’s restaurants involving customer payment card information and seek monetary damages in excess of $5.0 million, injunctive and declaratory relief and attorney’s fees and costs. We believe we have defenses and intend to defend the Litigation. Several government agencies, including State Attorneys General, are inquiring about or investigating events related to the cyber security incident, including how it occurred, its consequences and our responses (the “Inquiries”). We are cooperating with the Inquiries, and we may be subject to fines or other obligations. At this point, we are unable to predict the developments in, outcome of, and economic and other consequences of pending or future litigation or regulatory investigations related to, and other costs associated with this matter. As such, as of June 27, 2018, we have concluded that a loss from these matters is not determinable, therefore, we have not recorded an accrual for Litigation or Inquiries, although the ultimate amount paid on claims and settlement costs could be material. We will continue to evaluate these matters based on subsequent events, new information and future circumstances.
Legal Proceedings
Evaluating contingencies related to litigation is a complex process involving subjective judgment on the potential outcome of future events and the ultimate resolution of litigated claims may differ from our current analysis. Accordingly, we review the adequacy of accruals and disclosures pertaining to litigated matters each quarter in consultation with legal counsel and we assess the probability and range of possible losses associated with contingencies for potential accrual in the Consolidated Financial Statements.
We are engaged in various legal proceedings and have certain unresolved claims pending. Liabilities have been established based on our best estimates of our potential liability in certain of these matters. Based upon consultation with legal counsel, management is of the opinion that there are no matters pending or threatened which are expected to have a material adverse effect, individually or in the aggregate, on our consolidated financial condition or results of operations.